Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 24, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense, Net		$ 43,000	$ 86,000	$ 164,000	$ 463,000
Gain (Loss) Related to Litigation Settlement				2,700,000
Litigation Settlement, Expense	$ 2,700,000			$ 2,700,000		$ 2,700,000
London [Member]
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases				In March 2014, the Company entered into a lease agreement for offices in London which was amended January 1, 2016. The lease term commenced on December 1, 2014 and expired in March 2019, which we are currently leasing month-to-month on the same terms of the lease. The lease can be cancelled early by either party upon 3 months’ notice
United States [Member]
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases				The Company also had a five-year lease for offices in New York, New York effective July 2014. The lease ended early in December 2018.
NEW YORK
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases				In January 2018, the Company entered into a sublease of office space in New York, New York for an approximately four-year term, which ended early in December 2018.